Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

NOTE A – NATURE OF BUSINESS AND BASIS OF PRESENTATION

NeoGenomics, Inc., a Nevada corporation (the “Parent” or the “Parent Company”), and its subsidiaries, NeoGenomics Laboratories, Inc., a Florida corporation (“NEO”, “NeoGenomics Laboratories”) and Path Labs LLC., a Delaware Limited Liability Corporation (“Path Logic”) (collectively referred to as “we”, “us”, “our”, “NeoGenomics”, or the “Company”), operates as a certified “high complexity” clinical laboratory in accordance with the federal government’s Clinical Laboratory Improvement Act, as amended (“CLIA”), and is dedicated to the delivery of clinical diagnostic services to pathologists, oncologists, urologists, hospitals, and other laboratories throughout the United States.

The accompanying consolidated financial statements include the accounts of the Parent and the Subsidiaries. All significant intercompany accounts and balances have been eliminated in consolidation.

We have one reportable operating segment that delivers testing services to hospitals, pathologists, oncologists, other clinicians and researchers and represents 100% of the Company’s consolidated assets, net revenues and net income for each of the three years ended December 31, 2014. Also, at December 31, 2014, all of our services were provided within the United States and all of our assets were located in the United States.